Significant Accounting Policies (Details Narrative)					12 Months Ended
	Dec. 20, 2021 USD ($)	Jun. 17, 2021 USD ($) shares	Mar. 30, 2021 USD ($)	Mar. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) Segment $ / t	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Jul. 17, 2021 USD ($)	Jul. 08, 2020 USD ($)
Product Information [Line Items]
Allowance for expected credit losses					$ 138,000	$ 20,000
Hire collected in advance					$ 2,133,000
Cumulative adjustment of accumulated deficit						(9,000)
Credit loss description					the Company concluded on an expected credit loss rate of 0.1% and 1.3% on the total outstanding receivables arising from voyage charters and 2.8% and 1.6% on outstanding receivables from demurrages
Doubtful accounts allowance					$ 118,000	11,000
Impairment test | $ / t					0.34
Depreciation charge					$ 6,100,000	$ 4,898,000	4,418,000
Estimates the useful					25 years
Utilization of unfixed days					82.00%	90.00%
Estimated fleet utilization rate depending on the type of the vessel					98.60%
Utilization of unfixed days less					4.00%
Impairment charge					$ 0	$ 0	0
Operating reportable segment | Segment					1
Working capital					$ 8,570,000
Maximum aggregate amount of loss due to credit risk					8,834,000	738,000
Restricted cash					2,626,000	3,694,000	2,417,000
Debt extinguishment					(34,000)	$ (541,000)
Restricted common shares | shares						1,034,751
Promissory Note [Member]
Product Information [Line Items]
Senior loan facility	$ 6,000,000	$ 3,000,000						$ 1,000,000
Interest Payable								$ 433,000
Debt Conversion, Converted Instrument, Amount		$ 1,000,000
Debt Instrument, Maturity Date	Apr. 01, 2024	Apr. 01, 2023
Debt Instrument, Interest Rate, Stated Percentage		7.50%
Promissory Note [Member] | Restricted Stock Units (RSUs) [Member]
Product Information [Line Items]
Restricted common shares | shares		272,766
Eighthone Corp [Member]
Product Information [Line Items]
Line of credit			$ 24,000,000	$ 24,000,000
Secured Debt [Member] | Eighthone Corp [Member]
Product Information [Line Items]
Borrowings amount			$ 17,000,000
Debt extinguishment				$ 458,000
Senior Loan Facility [Member]
Product Information [Line Items]
Borrowings amount	$ 7,320,000
Debt extinguishment	83,000
Senior loan facility	$ 29,000,000
Secured Loan - Seventhone Corp. [Member]
Product Information [Line Items]
Outstanding indebtedness									$ 15,250,000
Previous Secured Loan - Seventhone Corp [Member]
Product Information [Line Items]
Outstanding indebtedness									$ 11,293,000
Operating Income (Loss) [Member]
Product Information [Line Items]
Depreciation charge					$ 130,000
Minimum [Member]
Product Information [Line Items]
Impairment test | $ / t					300
Maximum [Member]
Product Information [Line Items]
Impairment test | $ / t					340
Depreciation charge						$ 32,000
Spot Charters [Member]
Product Information [Line Items]
Accounts receivable					$ 10,572,000	1,736,000
Time Charters [Member]
Product Information [Line Items]
Accounts receivable					$ 35,000